Rule 497(e)

File No. 333-146827

Innovator ETFs® Trust

(the “Trust”)

Innovator Equity Defined Protection ETF® – 1 Yr March

Innovator Growth-100 Power Buffer ETF™ – March

Innovator International Developed Power Buffer ETF™ – March

Innovator U.S. Equity Buffer ETF™ – March

Innovator U.S. Equity Power Buffer ETF™ – March

Innovator U.S. Equity Ultra Buffer ETF™ – March

Innovator U.S. Small Cap Power Buffer ETF™ – March

(each, a “Fund” and together, the “Funds”)

Supplement to Each Fund’s Prospectus

Dated February 27, 2026

March 2, 2026

As described in detail in each Fund’s prospectus, an investment in shares of each Fund is subject to an upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in such Fund for the Outcome Period of approximately one year. The prior Outcome Period ended on February 28, 2026. Each Fund has commenced a new Outcome Period that began on March 1, 2026 and will end on February 28, 2027. An investment in each Fund over the course of the Outcome Period will be subject to such Fund’s Cap as set forth in the table below.

Fund	Ticker	Cap	Investment Objective
Innovator Equity Defined Protection ETF® – 1 Yr March	ZMAR	Gross: 6.73% Net: 5.94%*	The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 6.73% (prior to taking into account management fees and other fees) while providing a buffer against 100% of Underlying ETF losses (prior to taking into account management fees and other fees), over the period from March 1, 2026 to February 28, 2027.
Innovator Growth-100 Power Buffer ETF™ – March	NMAR	Gross: 15.88% Net: 15.09%*	The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 15.88% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from March 1, 2026 to February 28, 2027.
Innovator International Developed Power Buffer ETF™ – March	IMAR	Gross: 13.85% Net: 13.00%*	The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 13.85% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from March 1, 2026 to February 28, 2027.
Innovator U.S. Equity Buffer ETF™ – March	BMAR	Gross: 16.97% Net: 16.18%*	The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 16.97% (prior to taking into account management fees and other fees) while providing a buffer against the first 9% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from March 1, 2026 to February 28, 2027.
Innovator U.S. Equity Power Buffer ETF™ – March	PMAR	Gross: 12.79% Net: 12.00%*	The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 12.79% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from March 1, 2026 to February 28, 2027.
Innovator U.S. Equity Ultra Buffer ETF™ – March	UMAR	Gross: 12.07% Net: 11.28%*	The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 12.07% (prior to taking into account management fees and other fees) while providing a buffer against Underlying ETF losses of between 5% and 35% (prior to taking into account management fees and other fees), over the period from March 1, 2026 to February 28, 2027.
Innovator U.S. Small Cap Power Buffer ETF™ – March	KMAR	Gross: 18.10% Net: 17.31%*	The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 18.10% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from March 1, 2026 to February 28, 2027.

*	Takes into account the Fund’s unitary management fee.

In connection with onset of the new Outcome Period, each Fund’s prospectus is amended as set forth below:

1.	Each Fund’s investment objective is deleted in its entirety and replaced with the corresponding investment objective set forth in the table above.

2.	All references to the dates associated with the prior outcome period are deleted in their entirety and replaced with references to new Outcome Period: March 1, 2026 through February 28, 2027.

3.	All references to the Cap for the prior Outcome Period are deleted in their entirety and replaced with the corresponding Cap set forth in the table above.

Please Keep This Supplement With Your Prospectus For Future Reference